Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000152643 | 74347R206
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000152643 | 921908844
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000152643 | 25459W862
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000152643 | 78462F103
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000152643 | 74347R107
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000152643 | 921946406
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000152643 | 464287168
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000152643 | 87165B103
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152643 | 922908736
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152643 | 172967424
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152643 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152643 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152643 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152643 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152643 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152643 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152643 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152643 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152643 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152643 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152643 | Equity
Holdings [Line Items]
Percent of Net Asset Value	88.90%
C000152643 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	10.70%
C000152643 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	89.30%
C000152642 | 74347R206
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000152642 | 921908844
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000152642 | 25459W862
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000152642 | 78462F103
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000152642 | 74347R107
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000152642 | 921946406
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000152642 | 464287168
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000152642 | 87165B103
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152642 | 922908736
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152642 | 172967424
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152642 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152642 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152642 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152642 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152642 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152642 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152642 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152642 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152642 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152642 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152642 | Equity
Holdings [Line Items]
Percent of Net Asset Value	88.90%
C000152642 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	10.70%
C000152642 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	89.30%
C000152645 | 74347R206
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000152645 | 921908844
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000152645 | 25459W862
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000152645 | 78462F103
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000152645 | 74347R107
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000152645 | 921946406
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000152645 | 464287168
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000152645 | 87165B103
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152645 | 922908736
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152645 | 172967424
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152645 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152645 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152645 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152645 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152645 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152645 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152645 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152645 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152645 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152645 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152645 | Equity
Holdings [Line Items]
Percent of Net Asset Value	88.90%
C000152645 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	10.70%
C000152645 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	89.30%
C000152646 | 74347R206
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000152646 | 921908844
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000152646 | 25459W862
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000152646 | 78462F103
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000152646 | 74347R107
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000152646 | 921946406
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000152646 | 464287168
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000152646 | 87165B103
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152646 | 922908736
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152646 | 172967424
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152646 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152646 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152646 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152646 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152646 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152646 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152646 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152646 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152646 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152646 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152646 | Equity
Holdings [Line Items]
Percent of Net Asset Value	88.90%
C000152646 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	10.70%
C000152646 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	89.30%
C000152644 | 74347R206
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000152644 | 921908844
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000152644 | 25459W862
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000152644 | 78462F103
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000152644 | 74347R107
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000152644 | 921946406
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000152644 | 464287168
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000152644 | 87165B103
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152644 | 922908736
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152644 | 172967424
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152644 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152644 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152644 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152644 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152644 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152644 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152644 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152644 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152644 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152644 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152644 | Equity
Holdings [Line Items]
Percent of Net Asset Value	88.90%
C000152644 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	10.70%
C000152644 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	89.30%
C000236511 | 78464A359
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000236511 | 46435G102
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000236511 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000236511 | 464288513
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000236511 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000236511 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000236512 | 78464A359
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000236512 | 46435G102
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000236512 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000236512 | 464288513
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000236512 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000236512 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000236510 | 78464A359
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000236510 | 46435G102
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000236510 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000236510 | 464288513
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000236510 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000236510 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000174412 | 74347R206
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000174412 | 25459W862
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000174412 | 74347R107
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000174412 | 97717Y527
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000174412 | 78468R663
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000174412 | 921910816
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000174412 | 46090E103
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000174412 | Equity
Holdings [Line Items]
Percent of Net Asset Value	67.50%
C000174412 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000174412 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000213465 | 74347R206
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000213465 | 25459W862
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000213465 | 74347R107
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000213465 | 97717Y527
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000213465 | 78468R663
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000213465 | 921910816
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000213465 | 46090E103
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000213465 | Equity
Holdings [Line Items]
Percent of Net Asset Value	67.50%
C000213465 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000213465 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000174413 | 74347R206
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000174413 | 25459W862
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000174413 | 74347R107
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000174413 | 97717Y527
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000174413 | 78468R663
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000174413 | 921910816
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000174413 | 46090E103
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000174413 | Equity
Holdings [Line Items]
Percent of Net Asset Value	67.50%
C000174413 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000174413 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000143207 | 74347R206
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000143207 | 25459W862
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143207 | 921910816
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000143207 | 46090E103
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000143207 | 74347X831
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000143207 | 25459W847
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000143207 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143207 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143207 | 007903107
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143207 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143207 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143207 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143207 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000143207 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143207 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143207 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143207 | Equity
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000143207 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143207 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	2.80%
C000143207 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	97.20%
C000143208 | 74347R206
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000143208 | 25459W862
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143208 | 921910816
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000143208 | 46090E103
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000143208 | 74347X831
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000143208 | 25459W847
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000143208 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143208 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143208 | 007903107
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143208 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143208 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143208 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143208 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000143208 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143208 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143208 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143208 | Equity
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000143208 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143208 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	2.80%
C000143208 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	97.20%
C000143209 | 74347R206
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000143209 | 25459W862
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143209 | 921910816
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000143209 | 46090E103
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000143209 | 74347X831
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000143209 | 25459W847
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000143209 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143209 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143209 | 007903107
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143209 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143209 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143209 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143209 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000143209 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143209 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143209 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143209 | Equity
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000143209 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143209 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	2.80%
C000143209 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	97.20%
C000143210 | 74347R206
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000143210 | 25459W862
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143210 | 921910816
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000143210 | 46090E103
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000143210 | 74347X831
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000143210 | 25459W847
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000143210 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143210 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143210 | 007903107
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143210 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143210 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143210 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143210 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000143210 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143210 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143210 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143210 | Equity
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000143210 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143210 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	2.80%
C000143210 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	97.20%